Business Combinations (Doyo Transactions, Disposal of Doyo, Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment loss		$ 31,445	$ 33,801
Doyo [Member]
Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate cash consideration of disposal interest in Doyo	$ 2,900
Forgiveness of contingent consideration	6,000
Goodwill impairment loss	1,900
Guanyou Gamespace [Member] | Doyo [Member]
Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate cash consideration of disposal interest in Doyo	2,900
Forgiveness of contingent consideration	$ 6,000